Label	Element	Value
Schwab Select Large Cap Growth Fund
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LAUDUS TRUST
(the Trust)
Schwab® Select Large Cap Growth Fund
(the Fund)
Supplement dated June 30, 2023 to the Fund’s currently effective Summary Prospectus,
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectus,
Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectus,
Statutory Prospectus and SAI.
At a meeting held on June 7, 2023, the Board of Trustees of the Trust voted to terminate BlackRock Investment Management, LLC (BlackRock) as investment subadviser to the Fund effective on or about September 14, 2023. Further, the Board of Trustees voted to hire American Century Investment Management, Inc. (American Century) and JP Morgan Investment Management Inc. (JP Morgan) as investment subadvisers of the Fund effective on or about September 15, 2023. American Century is a wholly-owned subsidiary of American Century Companies, Inc. American Century is a registered investment adviser organized in 1958. JP Morgan is an indirect, wholly-owned subsidiary of JP Morgan Chase & Co. JP Morgan is a registered investment adviser organized in 1984.
Effective on or about September 15, 2023, the Principal Investment Strategies of the Fund will be revised to read as follows:
Under normal circumstances, the Fund invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $3 billion at the time of investment. In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities. Investments in equity securities include common stock and preferred stock. The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund’s investment strategies.
Schwab Asset Management allocates portions of the Fund’s assets among subadvisers, who then manage their respective portions under the general supervision of Schwab Asset Management. In choosing the subadvisers and their allocations, Schwab Asset Management considers a number of factors, including economic trends, and its own outlook for a given investment style category that offer the greatest potential for growth, and the subadvisers’ performance in various market conditions. In addition to monitoring and coordinating the subadvisers, Schwab Asset Management also manages the cash portion of the Fund. Schwab Asset Management may also directly manage portions of the Fund during transitions between investment managers.
Each subadviser uses its own securities selection process and has discretion to select portfolio securities for its allocation of the Fund’s assets. At the same time, each subadviser invests with a unique process and specific investment style under the general supervision of Schwab Asset Management. Schwab Asset Management has developed parameters for each subadviser based on Schwab Asset Management’s assessment of the subadviser’s investment style and expertise. Schwab Asset Management can assign specific parameters in an attempt to capitalize on the strengths of each subadviser and to combine their investment activities in a complementary fashion.
In deciding whether an investment is tied to the U.S., each subadviser considers a number of factors including whether the investment is issued or guaranteed by the U.S. government or any of its agencies; the investment has its primary trading market in the U.S.; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in, the U.S.; the investment is included in an index representative of the U.S.; and the investment is exposed to the economic fortunes and risks of the U.S.
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.

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Effective on or about September 15, 2023, the Principal Investment Strategies of the Fund will be revised to read as follows:
Under normal circumstances, the Fund invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $3 billion at the time of investment. In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities. Investments in equity securities include common stock and preferred stock. The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund’s investment strategies.
Schwab Asset Management allocates portions of the Fund’s assets among subadvisers, who then manage their respective portions under the general supervision of Schwab Asset Management. In choosing the subadvisers and their allocations, Schwab Asset Management considers a number of factors, including economic trends, and its own outlook for a given investment style category that offer the greatest potential for growth, and the subadvisers’ performance in various market conditions. In addition to monitoring and coordinating the subadvisers, Schwab Asset Management also manages the cash portion of the Fund. Schwab Asset Management may also directly manage portions of the Fund during transitions between investment managers.
Each subadviser uses its own securities selection process and has discretion to select portfolio securities for its allocation of the Fund’s assets. At the same time, each subadviser invests with a unique process and specific investment style under the general supervision of Schwab Asset Management. Schwab Asset Management has developed parameters for each subadviser based on Schwab Asset Management’s assessment of the subadviser’s investment style and expertise. Schwab Asset Management can assign specific parameters in an attempt to capitalize on the strengths of each subadviser and to combine their investment activities in a complementary fashion.
In deciding whether an investment is tied to the U.S., each subadviser considers a number of factors including whether the investment is issued or guaranteed by the U.S. government or any of its agencies; the investment has its primary trading market in the U.S.; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in, the U.S.; the investment is included in an index representative of the U.S.; and the investment is exposed to the economic fortunes and risks of the U.S.
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.